The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.1%
	Food and Beverage — 12.8%
3,000	Ajinomoto Co. Inc.	$56,094
101,800	Brown-Forman Corp., Cl. A	5,230,484
49,300	Brown-Forman Corp., Cl. B	2,736,643
53,800	Campbell Soup Co.	2,483,408
65,000	Chr. Hansen Holding A/S	4,885,731
15,000	Coca-Cola European Partners plc	562,950
260,000	Conagra Brands Inc.	7,628,400
29,000	Constellation Brands Inc., Cl. A	4,157,440
18,000	Crimson Wine Group Ltd.†	105,210
191,500	Danone SA	12,385,089
1,277,600	Davide Campari-Milano SpA.	9,229,381
118,000	Diageo plc, ADR	15,000,160
80,000	Flowers Foods Inc.	1,641,600
77,800	Fomento Economico Mexicano SAB de CV, ADR	4,707,678
35,000	General Mills Inc.	1,846,950
1,848,400	Grupo Bimbo SAB de CV, Cl. A	2,710,753
41,300	Heineken NV.	3,469,072
10,500	Ingredion Inc.	792,750
105,000	ITO EN Ltd.	5,585,678
20,000	Kellogg Co.	1,199,800
61,500	Kerry Group plc, Cl. A	7,101,632
13,000	Keurig Dr Pepper Inc.	315,510
9,700	LVMH Moet Hennessy Louis Vuitton SE	3,620,784
20,000	Maple Leaf Foods Inc.	362,680
60,000	Molson Coors Beverage Co., Cl. B	2,340,600
303,000	Mondelëz International Inc., Cl. A	15,174,240
14,000	Morinaga Milk Industry Co. Ltd.	544,246
41,000	Nestlé SA	4,236,312
143,000	PepsiCo Inc.	17,174,300
39,200	Pernod Ricard SA	5,596,603
31,000	Post Holdings Inc.†	2,572,070
41,500	Remy Cointreau SA	4,561,018
79,600	The Coca-Cola Co.	3,522,300
75,000	The Hain Celestial Group Inc.†	1,947,750
20,000	The J.M. Smucker Co.	2,220,000
15,000	The Kraft Heinz Co.	371,100
141,110	Tootsie Roll Industries Inc.	5,074,316
48,000	Tyson Foods Inc., Cl. A	2,777,760
335,000	Yakult Honsha Co. Ltd.	19,908,393

		185,836,885

	Financial Services — 10.7%
330,000	American Express Co.(a)	28,251,300
25,000	American International Group Inc.	606,250
28,000	Apollo Global Management Inc.	938,000
16,000	Argo Group International Holdings Ltd.	592,960
72,585	Banco Santander SA, ADR	170,575
90,000	Bank of America Corp.	1,910,700
111	Berkshire Hathaway Inc., Cl. A†	30,192,000
10,000	Calamos Asset Management Inc., Escrow†(b)	0

Shares		Market Value
11,000	CIT Group Inc.	$189,860
108,000	Citigroup Inc.	4,548,960
5,000	Cullen/Frost Bankers Inc.	278,950
30,000	Deutsche Bank AG	192,600
30,000	E*TRADE Financial Corp.	1,029,600
30,000	Fidelity National Financial Inc.	746,400
36,000	GAM Holding AG†	68,297
55,000	H&R Block Inc.	774,400
12,500	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	255,125
5,000	I3 Verticals Inc., Cl. A†	95,450
40,000	Interactive Brokers Group Inc., Cl. A	1,726,800
70,000	Janus Henderson Group plc	1,072,400
88,000	Jefferies Financial Group Inc.	1,202,960
62,400	JPMorgan Chase & Co.	5,617,872
5,000	Julius Baer Group Ltd.	171,584
29,800	Kinnevik AB, Cl. A	497,041
40,000	Legg Mason Inc.	1,954,000
14,000	Loews Corp.	487,620
90,000	Marsh & McLennan Companies Inc.	7,781,400
9,000	Moody’s Corp.	1,903,500
40,000	New York Community Bancorp Inc.	375,600
25,000	PayPal Holdings Inc.†	2,393,500
3,000	Prosus NV†	208,945
58,000	S&P Global Inc.	14,212,900
4,000	Sculptor Capital Management Inc.	54,160
161,100	State Street Corp.	8,581,797
112,400	T. Rowe Price Group Inc.	10,975,860
212,500	The Bank of New York Mellon Corp.	7,157,000
30,000	The Blackstone Group Inc., Cl. A	1,367,100
55,000	The Charles Schwab Corp.	1,849,100
12,000	The Goldman Sachs Group Inc.	1,855,080
17,000	The PNC Financial Services Group Inc.	1,627,240
3,000	TransUnion	198,540
19,425	Truist Financial Corp.	599,067
15,500	W. R. Berkley Corp.	808,635
200,000	Waddell & Reed Financial Inc., Cl. A	2,276,000
257,000	Wells Fargo & Co.	7,375,900

		155,173,028

	Equipment and Supplies — 6.5%
377,000	AMETEK Inc.	27,151,540
7,000	Amphenol Corp., Cl. A	510,160
4,000	Ardagh Group SA	47,440
88,000	CIRCOR International Inc.†	1,023,440
305,000	Donaldson Co. Inc.	11,782,150
230,000	Flowserve Corp.	5,494,700
37,400	Franklin Electric Co. Inc.	1,762,662
15,000	Hubbell Inc.	1,721,100
186,500	IDEX Corp.	25,757,515
100,000	Mueller Industries Inc.	2,394,000
272,900	Mueller Water Products Inc., Cl. A	2,185,929

1

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
13,000	Sealed Air Corp.	$321,230
30,000	Tenaris SA, ADR	361,500
80,000	The Timken Co.	2,587,200
59,600	The Weir Group plc	533,749
121,000	Watts Water Technologies Inc., Cl. A	10,242,650

		93,876,965

	Health Care — 5.7%
3,100	ABIOMED Inc.†	449,996
500	ACADIA Pharmaceuticals Inc.†	21,125
10,411	Acorda Therapeutics Inc.†	9,709
2,000	Aerie Pharmaceuticals Inc.†	27,000
20,000	Akorn Inc.†	11,224
16,200	Alcon Inc.†	823,284
4,000	Alimera Sciences Inc.†	15,360
2,000	Alkermes plc†	28,840
8,000	Allergan plc	1,416,800
8,000	AmerisourceBergen Corp.	708,000
25,000	Amgen Inc.	5,068,250
1,000	AngioDynamics Inc.†	10,430
15,901	Aptinyx Inc.†	34,346
1,500	Arena Pharmaceuticals Inc.†	63,000
44,992	Axogen Inc.†	467,917
2,596	Axovant Gene Therapies Ltd.†	6,334
13,000	Baxter International Inc.	1,055,470
7,000	Biogen Inc.†	2,214,660
10,595	BioTelemetry Inc.†	408,013
500	Bluebird Bio Inc.†.	22,980
183,000	Boston Scientific Corp.†	5,971,290
151,000	Bristol-Myers Squibb Co.	8,416,740
13,000	Cigna Corp.	2,303,340
30,400	Clovis Oncology Inc.†	193,344
167,823	ConforMIS Inc.†	105,729
1,000	Cortexyme Inc.†	45,610
65,300	Covetrus Inc.†	531,542
500	CRISPR Therapeutics AG†	21,205
17,900	Cutera Inc.†	233,774
6,000	CytomX Therapeutics Inc.†.	46,020
244,000	Demant A/S†	5,428,550
1,500	Editas Medicine Inc.†	29,745
2,000	ElectroCore Inc.†	1,900
7,667	Electromed Inc.†.	86,177
17,200	Endo International plc†	63,640
3,000	Evolus Inc.†	12,450
3,500	Exact Sciences Corp.†	203,000
2,000	G1 Therapeutics Inc.†.	22,040
10,370	GenMark Diagnostics Inc.†.	42,724
500	Globus Medical Inc., Cl. A†.	21,265
6,000	Gritstone Oncology Inc.†	34,920
61,000	Henry Schein Inc.†	3,081,720
4,796	ICU Medical Inc.†	967,689

Shares		Market Value
6,500	Incyte Corp.†	$475,995
46,800	Indivior plc†	26,478
5,900	Inogen Inc.†	304,794
2,000	Intellia Therapeutics Inc.†	24,460
2,000	Intersect ENT Inc.†	23,700
15,000	IRIDEX Corp.†	24,150
35,000	Johnson & Johnson	4,589,550
7,000	Jounce Therapeutics Inc.†	33,250
10,000	La Jolla Pharmaceutical Co.†	42,000
12,569	Lannett Co. Inc.†	87,355
500	LivaNova plc†	22,625
10,500	Mallinckrodt plc†	20,790
27,000	Marinus Pharmaceuticals Inc.†	54,810
105,200	Merck & Co. Inc.	8,094,088
10,500	Meridian Bioscience Inc.†	88,200
6,000	Mylan NV†	89,460
5,500	Myriad Genetics Inc.†	78,705
17,559	Nabriva Therapeutics plc†	10,096
6,000	Nektar Therapeutics†	107,100
19,500	Neuronetics Inc.†	36,855
83,000	Novartis AG, ADR	6,843,350
2,500	NuVasive Inc.†	126,650
332,000	Option Care Health Inc.†	3,144,040
5,000	Orthofix Medical Inc.†	140,050
8,859	Patterson Cos. Inc.	135,454
8,500	Puma Biotechnology Inc.†	71,740
5	Replimune Group Inc.†	50
2,000	Retrophin Inc.†	29,180
27,064	ReWalk Robotics Ltd.†	11,692
26,121	Rockwell Medical Inc.†.	53,548
3,000	Sangamo Therapeutics Inc.†	19,110
956	SeaSpine Holdings Corp.†	7,811
55,701	SmileDirectClub Inc.†	260,124
1,000	Smith & Nephew plc, ADR	35,870
71	Sol-Gel Technologies Ltd.†	501
762	Soliton Inc.†	6,172
13,000	T2 Biosystems Inc.†	8,444
8,000	Teva Pharmaceutical Industries Ltd., ADR†	71,840
500	Ultragenyx Pharmaceutical Inc.†	22,215
3,000	United Therapeutics Corp.†	284,475
47,000	UnitedHealth Group Inc.	11,720,860
11,996	Valeritas Holdings Inc.†	600
8,000	Vericel Corp.†	73,360
4,000	Waters Corp.†	728,200
22,000	Zafgen Inc.†	16,940
11,000	Zimmer Biomet Holdings Inc.	1,111,880
31,200	Zoetis Inc.	3,671,928
8,688	Zomedica Pharmaceuticals Corp.†	1,648
21,297	Zosano Pharma Corp.†	11,969

		83,571,314

2

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Services — 5.4%
20,000	eBay Inc.	$601,200
57,500	GCI Liberty Inc., Cl. A†	3,275,775
75,000	Groupon Inc.†	73,515
39,000	IAC/InterActiveCorp.†	6,989,970
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	37,800
17,000	Matthews International Corp., Cl. A	411,230
285,000	Qurate Retail Inc., Cl. A†	1,739,925
1,813,000	Rollins Inc.	65,521,820

		78,651,235

	Consumer Products — 5.3%
14,100	Christian Dior SE	5,075,813
27,000	Church & Dwight Co. Inc.	1,732,860
251,000	Edgewell Personal Care Co.†	6,044,080
192,000	Energizer Holdings Inc.	5,808,000
27,600	Essity AB, Cl. B	853,733
2,100	Givaudan SA	6,534,545
85,000	Hanesbrands Inc.	668,950
23,800	Harley-Davidson Inc.	450,534
1,270	Hermes International.	880,750
30,000	Mattel Inc.†.	264,300
10,500	National Presto Industries Inc.	743,505
34,100	Newell Brands Inc.	452,848
10,000	Oil-Dri Corp. of America.	334,400
46,800	Reckitt Benckiser Group plc	3,575,004
2,205	Spectrum Brands Holdings Inc.	80,196
27,600	Svenska Cellulosa AB SCA, Cl. B†	280,253
756,900	Swedish Match AB	43,458,886

		77,238,657

	Diversified Industrial — 4.9%
185,000	Ampco-Pittsburgh Corp.†	462,500
20,000	AZZ Inc.	562,400
50,000	Colfax Corp.†	990,000
165,100	Crane Co.	8,119,618
7,000	EnPro Industries Inc.	277,060
160,000	General Electric Co.	1,270,400
15,000	Graf Industrial Corp.†	156,750
127,000	Greif Inc., Cl. A	3,948,430
12,000	Greif Inc., Cl. B	480,720
68,000	Griffon Corp.	860,200
239,000	Honeywell International Inc.	31,975,810
37,943	Ingersoll Rand Inc.†	940,986
3,500	IntriCon Corp.†	41,195
93,000	ITT Inc.	4,218,480
11,000	Jardine Strategic Holdings Ltd.	244,200
39,000	Kennametal Inc.	726,180
50,000	Myers Industries Inc.	537,500
30,000	nVent Electric plc	506,100
85,000	Park-Ohio Holdings Corp.	1,609,900
10,000	Rayonier Advanced Materials Inc.	10,600

Shares		Market Value
30,000	Rexnord Corp.	$680,100
500	Roper Technologies Inc.	155,905
50,000	Schultze Special Purpose Acquisition Corp.†	530,000
91,700	ServiceMaster Global Holdings Inc.†	2,475,900
11,000	Sulzer AG	698,286
104,000	Textron Inc.	2,773,680
100,000	Toray Industries Inc.	436,178
43,000	Trane Technologies plc	3,551,370
12,000	Tredegar Corp.	187,560
85,000	Trinity Industries Inc.	1,365,950

		70,793,958

	Entertainment — 4.8%
20,658	Charter Communications Inc., Cl. A†	9,013,292
41,600	Discovery Inc., Cl. A†	808,704
310,800	Discovery Inc., Cl. C†	5,451,432
418,000	Dover Motorsports Inc.	522,500
90,000	Genting Singapore Ltd.	43,691
606,000	Grupo Televisa SAB, ADR	3,514,800
21,500	Liberty Media Corp.-
	Liberty Braves, Cl. A†	419,250
100,758	Liberty Media Corp.-
	Liberty Braves, Cl. C†	1,920,448
40,545	Lions Gate Entertainment Corp., Cl. B†	226,241
10,000	Live Nation Entertainment Inc.†	454,600
8,000	Reading International Inc., Cl. A†	31,120
8,000	Take-Two Interactive Software Inc.†	948,880
95,867	The Madison Square Garden Co., Cl. A†	20,267,243
102,000	The Walt Disney Co.	9,853,200
40,000	Tokyo Broadcasting System Holdings Inc.	559,498
65,000	Universal Entertainment Corp.	986,561
463,486	ViacomCBS Inc., Cl. A	8,263,955
60,000	ViacomCBS Inc., Cl. B	840,600
240,000	Vivendi SA	5,168,192

		69,294,207

	Business Services — 4.1%
11,000	Allegion plc	1,012,220
400,035	Clear Channel Outdoor Holdings Inc.†	256,022
240,000	Diebold Nixdorf Inc.†	844,800
3,000	Edenred	126,028
160,000	G4S plc	183,433
16,000	Jardine Matheson Holdings Ltd.	800,000
186,602	Macquarie Infrastructure Corp.	4,711,702
177,000	Mastercard Inc., Cl. A	42,756,120
239,573	Resideo Technologies Inc.†	1,159,533
244,000	The Interpublic Group of Companies Inc.	3,950,360
6,000	United Parcel Service Inc., Cl. B	560,520
10,000	Vectrus Inc.†	414,100
12,800	Visa Inc., Cl. A	2,062,336
8,000	WW International Inc.†	135,280

		58,972,454

3

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite — 3.1%
246,433	AMC Networks Inc., Cl. A†	$5,990,786
200	Cable One Inc.	328,802
215,000	Comcast Corp., Cl. A	7,391,700
123,642	DISH Network Corp., Cl. A†	2,471,604
50,433	EchoStar Corp., Cl. A†	1,612,343
145,605	Liberty Global plc, Cl. A†	2,403,939
259,064	Liberty Global plc, Cl. C†	4,069,895
21,712	Liberty Latin America Ltd., Cl. A†	228,410
82,918	Liberty Latin America Ltd., Cl. C†	850,739
4,000	Naspers Ltd., Cl. N	571,124
397,000	Rogers Communications Inc., Cl. B	16,487,410
160,000	Shaw Communications Inc., Cl. B	2,592,000

		44,998,752

	Energy and Utilities — 3.0%
45,000	Apache Corp.	188,100
10,000	Avangrid Inc.	437,800
60,000	Baker Hughes Co.	630,000
80,000	BP plc, ADR	1,951,200
16,000	CMS Energy Corp.	940,000
172,000	ConocoPhillips	5,297,600
140,000	El Paso Electric Co.	9,514,400
98,400	Enbridge Inc.	2,862,456
55,000	Energy Transfer LP.	253,000
20,000	Evergy Inc.	1,101,000
22,000	Eversource Energy	1,720,620
46,000	Exxon Mobil Corp.	1,746,620
222,000	Halliburton Co.	1,520,700
77,984	KLX Energy Services Holdings Inc.†	54,589
4,000	Marathon Oil Corp.	13,160
8,000	Marathon Petroleum Corp.	188,960
43,000	National Fuel Gas Co.	1,603,470
12,000	NextEra Energy Inc.	2,887,440
63,500	NextEra Energy Partners LP	2,730,500
1,000	Niko Resources Ltd., OTC†	1
3,000	Niko Resources Ltd., Toronto†(b)	2
10,968	Occidental Petroleum Corp.	127,009
32,400	Oceaneering International Inc.†	95,256
47,500	Patterson-UTI Energy Inc.	111,625
49,000	Phillips 66	2,628,850
32,680	RPC Inc.	67,321
60,000	Schlumberger Ltd.	809,400
15,000	Southwest Gas Holdings Inc.	1,043,400
130,000	Tallgrass Energy LP, Cl. A	2,139,800
111,500	The AES Corp.	1,516,400
40,000	Valaris plc	18,004

		44,198,683

	Automotive: Parts and Accessories — 2.8%
15,000	Aptiv plc	738,600
93,600	BorgWarner Inc.	2,281,032

Shares		Market Value
240,900	Dana Inc.	$1,881,429
24,200	Garrett Motion Inc.†	69,212
240,500	Genuine Parts Co.	16,192,865
180,000	Modine Manufacturing Co.†	585,000
50,500	O’Reilly Automotive Inc.†	15,203,025
105,000	Standard Motor Products Inc.	4,364,850
106,440	Superior Industries International Inc.	127,728

		41,443,741

	Machinery — 2.8%
25,000	Astec Industries Inc.	874,250
12,800	Caterpillar Inc.	1,485,312
255,010	CNH Industrial NV	1,430,606
165,000	Deere & Co.(a)	22,796,400
210,000	Xylem Inc.	13,677,300

		40,263,868

	Electronics — 2.6%
34,000	Bel Fuse Inc., Cl. A	238,000
4,000	Hitachi Ltd., ADR	229,800
50,000	Intel Corp.	2,706,000
267,528	Johnson Controls International plc	7,212,555
33,000	Koninklijke Philips NV.	1,325,280
2,400	Mettler-Toledo International Inc.†	1,657,224
25,000	Sony Corp., ADR	1,479,500
40,000	TE Connectivity Ltd.	2,519,200
209,000	Texas Instruments Inc.	20,885,370

		38,252,929

	Telecommunications — 2.3%
67,000	AT&T Inc.	1,953,050
55,400	BCE Inc.	2,263,644
914,200	BT Group plc, Cl. A	1,338,784
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	75,438
41,500	Cincinnati Bell Inc.†	607,560
100,000	Deutsche Telekom AG, ADR†	1,294,000
161,561	Gogo Inc.†	342,509
36,000	Hellenic Telecommunications Organization SA	435,955
15,000	Hellenic Telecommunications Organization SA, ADR	94,800
264,732	Koninklijke KPN NV	635,333
61,500	Loral Space & Communications Inc.†	999,375
1,100,000	NII Holdings Inc., Escrow†	2,387,000
16,000	Oi SA, ADR†	2,715
4,267	Oi SA, Cl. C, ADR†	1,873
40,053	Sprint Corp.†	345,257
21,000	Telecom Argentina SA, ADR	193,620
535,000	Telecom Italia SpA†	219,735
70,000	Telefonica Brasil SA, ADR	667,100
560,739	Telefonica SA, ADR	2,562,577
533,700	Telephone & Data Systems Inc.	8,944,812
105,000	Telesites SAB de CV†	68,739
50,000	TELUS Corp.	790,521

4

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
119,000	Verizon Communications Inc.	$6,393,870
70,000	Vodafone Group plc, ADR	963,900

		33,582,167

	Retail — 2.3%
60,000	AutoNation Inc.†.	1,683,600
5,000	Casey’s General Stores Inc.	662,450
38,500	Costco Wholesale Corp.	10,977,505
84,000	CVS Health Corp.	4,983,720
30,000	GNC Holdings Inc., Cl. A†	14,043
350,000	Hertz Global Holdings Inc.†	2,163,000
45,000	Lowe’s Companies Inc.	3,872,250
235,000	Macy’s Inc.	1,153,850
38,508	PetIQ Inc.†	894,541
1,279	PetMed Express Inc.	36,810
30,600	Sally Beauty Holdings Inc.†	247,248
16,000	The Cheesecake Factory Inc.	273,280
63,000	Walgreens Boots Alliance Inc.	2,882,250
30,000	Walmart Inc.	3,408,600

		33,253,147

	Aerospace and Defense — 2.2%
272,000	Aerojet Rocketdyne Holdings Inc.†	11,377,760
35,800	Kaman Corp.	1,377,226
13,000	L3Harris Technologies Inc.	2,341,560
17,500	Northrop Grumman Corp.	5,294,625
1,209,000	Rolls-Royce Holdings plc	5,114,775
43,000	The Boeing Co.	6,413,020
1,745	United Technologies Corp.	164,606

		32,083,572

	Broadcasting — 2.2%
2,000	Cogeco Inc.	123,471
24,000	Corus Entertainment Inc., OTC, Cl. B	42,000
500,000	Entercom Communications Corp., Cl. A	855,000
161,733	Fox Corp., Cl. A	3,821,751
102,333	Fox Corp., Cl. B	2,341,379
16,000	Gray Television Inc.†	171,840
19,250	Liberty Broadband Corp., Cl. A†	2,059,750
62,192	Liberty Broadband Corp., Cl. C†	6,885,898
76,331	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,970,866
48,250	Liberty Media Corp.- Liberty Formula One, Cl. C†	1,313,848
75,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	2,376,750
165,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	5,217,300
267,600	MSG Networks Inc., Cl. A†	2,729,520
14,000	Nexstar Media Group Inc., Cl. A	808,220
4,500	Sinclair Broadcast Group Inc., Cl. A	72,360

Shares		Market Value
90,000	TEGNA Inc.	$977,400
85,200	Television Broadcasts Ltd.	106,050

		31,873,403

	Environmental Services — 2.2%
30,000	Pentair plc	892,800
233,000	Republic Services Inc.	17,488,980
141,600	Waste Management Inc.	13,106,496

		31,488,276

	Specialty Chemicals — 2.0%
11,000	AdvanSix Inc.†	104,940
9,000	Air Products & Chemicals Inc.	1,796,490
11,000	Ashland Global Holdings Inc.	550,770
19,000	Axalta Coating Systems Ltd.†	328,130
165,000	DuPont de Nemours Inc.	5,626,500
453,500	Ferro Corp.†	4,244,760
10,000	FMC Corp.	816,900
75,000	GCP Applied Technologies Inc.†	1,335,000
15,000	H.B. Fuller Co.	418,950
55,500	International Flavors & Fragrances Inc.	5,665,440
130,392	OMNOVA Solutions Inc.†	1,322,175
134,900	Sensient Technologies Corp.	5,869,499
17,000	SGL Carbon SE†	46,573
2,000	The Chemours Co.	17,740
20,000	Valvoline Inc.	261,800

		28,405,667

	Aviation: Parts and Services — 1.4%
14,000	Arconic Inc.	224,840
202,300	Curtiss-Wright Corp.	18,694,543
997,242	Signature Aviation plc	2,043,808

		20,963,191

	Hotels and Gaming — 1.3%
16,000	Accor SA	441,160
41,557	GVC Holdings plc	289,576
8,000	Hyatt Hotels Corp., Cl. A	383,200
22,000	Las Vegas Sands Corp.	934,340
4,458,500	Mandarin Oriental International Ltd.	5,706,880
15,000	Marriott International Inc., Cl. A	1,122,150
70,000	MGM China Holdings Ltd.	71,600
49,400	MGM Growth Properties LLC, Cl. A, REIT	1,169,298
230,000	MGM Resorts International	2,714,000
7,560	Penn National Gaming Inc.†	95,634
144,800	Ryman Hospitality Properties Inc., REIT	5,191,080
200,000	The Hongkong & Shanghai Hotels Ltd.	159,427
450,000	William Hill plc	380,864
4,000	Wyndham Destinations Inc.	86,800
4,000	Wyndham Hotels & Resorts Inc.	126,040
6,000	Wynn Resorts Ltd.	361,140

		19,233,189

5

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services — 1.2%
7,450	Alphabet Inc., Cl. C†	$8,662,936
66	ATMA Participacoes SA†	62
5,400	Check Point Software Technologies Ltd.†	542,916
7,000	Facebook Inc., Cl. A†	1,167,600
12,120	Fiserv Inc.†	1,151,279
55,000	GTY Technology Holdings Inc.†	248,600
240,000	Hewlett Packard Enterprise Co.	2,330,400
297,512	Internap Corp.†	9,223
20,900	Rockwell Automation Inc.	3,154,019
30,000	SVMK Inc.†	405,300

		17,672,335

	Wireless Communications — 0.9%
105,000	America Movil SAB de CV, Cl. L, ADR	1,236,900
88,000	Millicom International Cellular SA, SDR	2,487,205
150,000	NTT DOCOMO Inc.	4,710,997
46,075	TIM Participacoes SA, ADR	560,272
20,400	T-Mobile US Inc.†	1,711,560
104,600	United States Cellular Corp.†	3,063,734

		13,770,668

	Building and Construction — 0.7%
27,000	Arcosa Inc.	1,072,980
18,000	Assa Abloy AB, Cl. B	341,530
75,000	Fortune Brands Home & Security Inc.	3,243,750
189,803	Herc Holdings Inc.†	3,883,369
40,000	PGT Innovations Inc.†	335,600
12,000	Sika AG.	1,994,182

		10,871,411

	Metals and Mining — 0.7%
37,400	Agnico Eagle Mines Ltd.	1,488,146
50,000	Barrick Gold Corp.	916,000
30,000	Cleveland-Cliffs Inc.	118,500
80,000	Freeport-McMoRan Inc.	540,000
14,053	Livent Corp.†	73,778
4,300	Materion Corp.	150,543
50,000	New Hope Corp. Ltd.	42,750
143,600	Newmont Corp.	6,502,208
180,000	TimkenSteel Corp.†	581,400
100,000	Turquoise Hill Resources Ltd.†	38,180
15,000	Vale SA, ADR	124,350

		10,575,855

	Automotive — 0.6%
60,000	General Motors Co.	1,246,800
199,000	Navistar International Corp.†	3,281,510
70,000	PACCAR Inc.	4,279,100

		8,807,410

	Real Estate — 0.6%
10,000	Gaming and Leisure Properties Inc., REIT	277,100

Shares		Market Value
56,000	Griffin Industrial Realty Inc.	$1,831,200
29,000	Rayonier Inc., REIT	682,950
325,803	The St. Joe Co.†	5,466,974
15,000	Weyerhaeuser Co., REIT	254,250

		8,512,474

	Transportation — 0.6%
131,200	GATX Corp.	8,207,872

	Agriculture — 0.5%
200,000	Archer-Daniels-Midland Co.	7,036,000
10,000	The Mosaic Co.	108,200

		7,144,200

	Communications Equipment — 0.4%
3,000	Apple Inc.	762,870
240,000	Corning Inc.	4,929,600

		5,692,470

	Publishing — 0.3%
1,100	Graham Holdings Co., Cl. B	375,287
117,700	Meredith Corp.	1,438,294
125,000	News Corp., Cl. A	1,121,875
100,600	News Corp., Cl. B	904,394
70,000	The E.W. Scripps Co., Cl. A	527,800

		4,367,650

	Manufactured Housing and Recreational Vehicles — 0.2%
5,000	Martin Marietta Materials Inc.	946,150
30,000	Nobility Homes Inc.	663,000
42,000	Skyline Champion Corp.†	658,560

		2,267,710

	TOTAL COMMON STOCKS	1,411,339,343

	CLOSED-END FUNDS — 0.4%
95,000	Altaba Inc., Escrow†	1,971,250
4,285	Royce Global Value Trust Inc.	34,451
45,000	Royce Value Trust Inc.	435,150
96,964	The Central Europe, Russia, and Turkey Fund Inc.	1,700,778
156,044	The New Germany Fund Inc.	1,811,671

	TOTAL CLOSED-END FUNDS	5,953,300

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	925,050

6

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Entertainment — 0.0%
139,123	Media General Inc., CVR†(b)	$0

	Health Care — 0.0%
1,500	Bristol-Myers Squibb Co., CVR†	5,700

	TOTAL RIGHTS	5,700

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.4%
$34,465,000	U.S. Treasury Bills,
	0.020% to 1.546%††,
	04/09/20 to 09/24/20	34,459,552

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,267,666,074)	$1,452,682,945

(a)	Securities, or a portion thereof, with a value of $36,464,400 were pledged as collateral for futures contracts.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	82.6%	$1,200,074,920
Europe	13.5	195,908,097
Japan	2.4	34,496,945
Latin America	1.0	14,528,861
Asia/Pacific	0.5	7,102,998
South Africa	0.0 *	571,124

Total Investments	100.0%	$1,452,682,945

*	Amount represents less than 0.05%.

7